Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Total	$ 31,377	$ 31,598
Less: Accumulated depreciation	(14,196)	(13,285)
Property and equipment, net	17,181	18,313
Computer systems and servers
Property, Plant and Equipment [Line Items]
Total	1,124	1,083
Test and computer equipment
Property, Plant and Equipment [Line Items]
Total	16,831	16,988
Lab equipment
Property, Plant and Equipment [Line Items]
Total	9,565	9,604
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	281	286
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	$ 3,576	$ 3,637